Quarterly Holdings Report
for

Fidelity® Low-Priced Stock K6 Fund

October 31, 2019

LPSK6-QTLY-1219
1.9883996.102

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc. (a)	19,513	$477,483
Entertainment - 0.2%
Cinemark Holdings, Inc.	8,051	294,667
Viacom, Inc. Class B (non-vtg.)	128,554	2,771,624
		3,066,291
Interactive Media & Services - 0.5%
Yahoo! Japan Corp.	3,228,100	9,938,410
Media - 1.1%
Comcast Corp. Class A	172,382	7,726,161
Corus Entertainment, Inc. Class B (non-vtg.)	38,626	148,392
Discovery Communications, Inc.:
Class A (a)(b)	152,518	4,111,123
Class C (non-vtg.) (a)	32,915	830,775
Hyundai HCN	153,655	484,484
Intage Holdings, Inc.	217,900	1,941,117
MSG Network, Inc. Class A (a)	19,058	308,930
Nexstar Broadcasting Group, Inc. Class A	3,663	356,373
Pico Far East Holdings Ltd.	1,142,000	389,505
Proto Corp.	13,100	141,760
RKB Mainichi Broadcasting Corp.	2,600	139,120
Saga Communications, Inc. Class A	27,312	824,003
Sky Network Television Ltd.	385,385	222,721
Tegna, Inc.	82,160	1,234,865
The New York Times Co. Class A	14,038	433,774
TOW Co. Ltd.	120,600	859,999
TVA Group, Inc. Class B (non-vtg.) (a)	185,955	204,719
WOWOW INC.	12,000	288,634
		20,646,455

TOTAL COMMUNICATION SERVICES		34,128,639

CONSUMER DISCRETIONARY - 22.9%
Auto Components - 0.9%
Adient PLC	8,975	190,180
ASTI Corp.	11,800	196,998
DaikyoNishikawa Corp.	17,600	135,213
ElringKlinger AG (a)	45,998	340,642
G-Tekt Corp.	10,400	179,299
Gentex Corp.	156,011	4,376,109
GUD Holdings Ltd.	21,366	159,336
Hi-Lex Corp.	90,000	1,407,110
Lear Corp.	4,086	481,208
Linamar Corp.	12,679	413,456
Murakami Corp.	54,200	1,267,497
Nippon Seiki Co. Ltd.	174,000	2,690,285
Piolax, Inc.	132,400	2,589,356
S&T Holdings Co. Ltd.	53,202	716,003
Samsung Climate Control Co. Ltd.	28,201	207,961
SJM Co. Ltd.	50	129
Strattec Security Corp.	25,174	569,688
Sungwoo Hitech Co. Ltd.	149,030	441,249
TBK Co. Ltd.	49,100	205,466
Yachiyo Industry Co. Ltd.	59,100	356,335
Yutaka Giken Co. Ltd.	65,500	1,130,311
		18,053,831
Automobiles - 0.0%
Isuzu Motors Ltd.	11,800	137,115
Kabe Husvagnar AB (B Shares)	18,218	270,750
Thor Industries, Inc.	1,770	111,970
		519,835
Distributors - 0.1%
Arata Corp.	6,000	224,936
Central Automotive Products Ltd.	4,000	78,283
LKQ Corp. (a)	5,865	199,351
Nakayamafuku Co. Ltd.	37,700	195,989
PALTAC Corp.	2,800	135,031
SPK Corp.	16,800	439,235
Uni-Select, Inc.	86,321	697,987
		1,970,812
Diversified Consumer Services - 0.1%
Clip Corp.	14,000	103,138
Collectors Universe, Inc.	2,248	64,428
Cross-Harbour Holdings Ltd.	150,000	223,620
Estacio Participacoes SA	24,500	239,777
Laureate Education, Inc. Class A (a)	11,299	174,626
Step Co. Ltd.	57,100	749,662
		1,555,251
Hotels, Restaurants & Leisure - 0.3%
Ark Restaurants Corp.	5,938	121,729
Flanigans Enterprises, Inc.	5,872	129,243
Hiday Hidaka Corp.	94,292	1,843,784
Ibersol SGPS SA	60,140	503,056
Koshidaka Holdings Co. Ltd.	18,100	262,830
Kura Sushi, Inc.	600	25,242
Sportscene Group, Inc. Class A	35,250	160,580
The Monogatari Corp.	3,400	293,639
The Restaurant Group PLC	1,031,253	1,811,390
Wyndham Destinations, Inc.	3,966	184,062
		5,335,555
Household Durables - 4.2%
Abbey PLC	98,437	1,515,058
Barratt Developments PLC	4,719,937	38,591,381
Bellway PLC	257,967	10,559,379
D.R. Horton, Inc.	179,913	9,422,044
Dorel Industries, Inc. Class B (sub. vtg.)	109,735	415,745
Emak SpA	289,165	273,485
First Juken Co. Ltd.	74,600	922,954
Flexsteel Industries, Inc.	1,696	28,103
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	72,000	600,295
Hamilton Beach Brands Holding Co.:
Class A	12,534	233,759
Class B (a)	3,611	67,345
Helen of Troy Ltd. (a)	74,024	11,085,834
Henry Boot PLC	194,361	629,414
Iida Group Holdings Co. Ltd.	7,000	116,600
Lennar Corp. Class A	3,966	236,374
M/I Homes, Inc. (a)	19,138	845,517
Mohawk Industries, Inc. (a)	2,152	308,554
PulteGroup, Inc.	5,624	220,686
Q.E.P. Co., Inc. (a)	1,338	24,084
Sanei Architecture Planning Co. Ltd.	64,300	919,012
Taylor Morrison Home Corp. (a)	12,510	313,376
Token Corp.	41,000	2,629,361
Toll Brothers, Inc.	6,695	266,260
TRI Pointe Homes, Inc. (a)	11,896	187,243
		80,411,863
Internet & Direct Marketing Retail - 0.2%
Aucnet, Inc.	11,100	152,452
Belluna Co. Ltd.	435,600	2,847,743
Moneysupermarket.com Group PLC	28,069	124,748
		3,124,943
Leisure Products - 0.0%
Mars Group Holdings Corp.	30,100	556,839
Miroku Corp.	9,300	169,948
		726,787
Multiline Retail - 3.1%
Big Lots, Inc.	92,057	1,994,875
Lifestyle China Group Ltd. (a)	1,204,500	354,780
Lifestyle International Holdings Ltd.	1,327,000	1,396,825
Next PLC	645,842	55,064,448
		58,810,928
Specialty Retail - 13.0%
Aaron's, Inc. Class A	2,782	208,455
AT-Group Co. Ltd.	72,200	1,113,454
AutoNation, Inc. (a)	8,223	418,140
AutoZone, Inc. (a)	46,097	52,752,485
Bed Bath & Beyond, Inc. (b)	761,925	10,438,373
Best Buy Co., Inc.	788,144	56,612,384
BMTC Group, Inc.	213,584	1,950,813
Bonia Corp. Bhd	200	12
Buffalo Co. Ltd.	5,100	60,917
Burlington Stores, Inc. (a)	1,797	345,329
Cash Converters International Ltd. (a)	1,458,990	241,365
Delek Automotive Systems Ltd.	48,555	188,740
Dick's Sporting Goods, Inc.	5,453	212,285
GameStop Corp. Class A	193,512	1,052,705
Genesco, Inc. (a)	16,388	636,674
GNC Holdings, Inc. Class A (a)(b)	58,980	155,707
Goldlion Holdings Ltd.	1,445,000	447,979
Guess?, Inc.	265,186	4,441,866
Hour Glass Ltd.	1,069,400	629,236
IA Group Corp.	6,200	217,587
JB Hi-Fi Ltd.	16,889	431,610
John David Group PLC	490,987	4,887,024
Jumbo SA	533,927	10,421,054
K's Holdings Corp.	315,700	3,606,974
Ku Holdings Co. Ltd.	59,300	479,856
Leon's Furniture Ltd.	16,092	192,430
Mr. Bricolage SA (a)	45,895	128,990
Murphy U.S.A., Inc. (a)	5,167	609,344
Nafco Co. Ltd.	103,300	1,238,142
Ross Stores, Inc.	648,529	71,124,175
Sally Beauty Holdings, Inc. (a)	206,572	3,201,866
Second Chance Properties Ltd. warrants 1/23/20 (a)(c)	100	0
The Buckle, Inc.	241,161	5,045,088
The Children's Place Retail Stores, Inc. (b)	2,234	182,987
TJX Companies, Inc.	1,785	102,905
Urban Outfitters, Inc. (a)(b)	218,342	6,266,415
USS Co. Ltd.	317,500	6,149,401
Vitamin Shoppe, Inc. (a)	57,547	371,754
Williams-Sonoma, Inc. (b)	46,791	3,125,171
		249,689,692
Textiles, Apparel & Luxury Goods - 1.0%
Best Pacific International Holdings Ltd.	332,000	112,113
Capri Holdings Ltd. (a)	6,340	196,984
CRG, Inc. BHD (c)	200	4
Deckers Outdoor Corp. (a)	2,433	372,006
Embry Holdings Ltd.	113,000	21,574
Ff Group (a)(c)	262,533	351,364
Fossil Group, Inc. (a)	232,232	2,526,684
Gildan Activewear, Inc.	433,807	11,083,141
Handsome Co. Ltd.	87,000	2,170,744
JLM Couture, Inc. (a)(c)	8,558	55,199
McRae Industries, Inc.	1,529	35,167
Steven Madden Ltd.	10,582	435,767
Sun Hing Vision Group Holdings Ltd.	1,056,000	309,845
Ted Baker PLC	6,332	33,350
Texwinca Holdings Ltd.	3,224,000	731,492
Victory City International Holdings Ltd.	964,861	44,232
Youngone Corp.	25,454	755,818
Youngone Holdings Co. Ltd.	19	854
Yue Yuen Industrial (Holdings) Ltd.	169,000	476,274
		19,712,612

TOTAL CONSUMER DISCRETIONARY		439,912,109

CONSUMER STAPLES - 9.5%
Beverages - 1.7%
A.G. Barr PLC	175,707	1,263,191
Britvic PLC	418,821	5,354,670
Jinro Distillers Co. Ltd.	1,990	51,608
Monster Beverage Corp. (a)	442,279	24,825,120
Olvi PLC (A Shares)	6,613	280,637
Spritzer Bhd	288,800	148,004
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	168,255	328,089
		32,251,319
Food & Staples Retailing - 6.0%
Amsterdam Commodities NV	9,433	203,258
Aoki Super Co. Ltd.	6,400	152,316
Belc Co. Ltd.	108,800	5,232,906
Casey's General Stores, Inc.	1,619	276,541
Cosmos Pharmaceutical Corp.	63,600	13,134,093
Create SD Holdings Co. Ltd.	285,800	7,081,065
Daikokutenbussan Co. Ltd.	25,835	806,036
Dong Suh Companies, Inc.	62,125	928,990
Genky DrugStores Co. Ltd.	48,200	1,078,747
Halows Co. Ltd.	86,200	2,113,216
Japan Meat Co. Ltd.	7,900	161,593
Kirindo Holdings Co. Ltd.	8,900	178,159
Kroger Co.	3,147	77,542
Kusuri No Aoki Holdings Co. Ltd.	33,700	2,513,256
McColl's Retail Group PLC	97,030	57,314
Metro, Inc. Class A (sub. vtg.)	1,312,911	55,522,848
Naked Wines PLC (b)	60,964	202,557
North West Co., Inc.	6,917	147,993
Performance Food Group Co. (a)	9,729	414,553
Qol Holdings Co. Ltd.	122,200	1,710,889
Sundrug Co. Ltd.	200,100	6,621,453
Total Produce PLC	588,026	957,505
United Natural Foods, Inc. (a)	33,757	253,178
Valor Holdings Co. Ltd.	16,800	286,647
Walgreens Boots Alliance, Inc.	227,238	12,448,098
Walmart, Inc.	2,248	263,600
Yaoko Co. Ltd.	56,200	2,621,241
		115,445,594
Food Products - 1.6%
Carr's Group PLC	118,878	216,354
Cranswick PLC	30,267	1,216,965
Food Empire Holdings Ltd.	2,573,200	1,020,843
Fresh Del Monte Produce, Inc.	276,356	8,815,756
Hilton Food Group PLC	35,016	460,837
Inghams Group Ltd.	66,097	141,508
Ingredion, Inc.	31,475	2,486,525
Kaveri Seed Co. Ltd.	4,501	33,187
Lassonde Industries, Inc. Class A (sub. vtg.)	1,007	133,622
Mitsui Sugar Co. Ltd.	23,100	502,289
Nam Yang Dairy Products	631	253,685
Origin Enterprises PLC	495,419	2,596,942
Pacific Andes International Holdings Ltd. (c)	3,104,000	28,917
Pickles Corp.	6,600	161,242
Rocky Mountain Chocolate Factory, Inc.	27,687	249,875
S Foods, Inc.	26,100	703,198
Seaboard Corp.	2,510	10,589,916
Select Harvests Ltd.	48,693	241,812
Thai President Foods PCL	33,680	195,265
		30,048,738
Personal Products - 0.1%
Grape King Bio Ltd.	60,000	370,844
Hengan International Group Co. Ltd.	31,500	219,933
Natural Alternatives International, Inc. (a)	8,018	71,440
Sarantis SA	213,201	1,883,242
		2,545,459
Tobacco - 0.1%
Karelia Tobacco Co., Inc. (a)	87	26,198
Scandinavian Tobacco Group A/S (d)	112,206	1,325,776
Universal Corp.	4,066	222,817
		1,574,791

TOTAL CONSUMER STAPLES		181,865,901

ENERGY - 4.0%
Energy Equipment & Services - 0.5%
AKITA Drilling Ltd. Class A (non-vtg.)	88,615	77,372
Carbo Ceramics, Inc. (a)	63,955	92,735
Cathedral Energy Services Ltd. (a)(b)	70,808	12,903
Diamond Offshore Drilling, Inc. (a)(b)	370,266	1,958,707
Fugro NV (Certificaten Van Aandelen) (a)(b)	7,133	64,359
Geospace Technologies Corp. (a)	52,147	760,825
John Wood Group PLC	53,113	232,750
Liberty Oilfield Services, Inc. Class A	109,974	1,012,861
Oil States International, Inc. (a)	151,930	2,168,041
PHX Energy Services Corp. (a)	85,407	156,276
Raiznext Corp.	77,500	787,360
Tidewater, Inc. warrants 11/14/24 (a)	2,316	2,084
Total Energy Services, Inc.	109,828	468,631
Transocean Ltd. (United States) (a)(b)	350,666	1,665,664
		9,460,568
Oil, Gas & Consumable Fuels - 3.5%
Adams Resources & Energy, Inc.	7,589	227,670
Beach Energy Ltd.	998,383	1,570,436
Berry Petroleum Corp.	54,601	512,703
Bonanza Creek Energy, Inc. (a)	9,047	161,218
Chevron Corp.	1,190	138,207
China Petroleum & Chemical Corp.:
(H Shares)	160,000	91,004
sponsored ADR (H Shares)	6,357	359,107
Cimarex Energy Co.	3,638	153,596
CNX Resources Corp. (a)	62,487	526,765
ConocoPhillips Co.	60,495	3,339,324
CONSOL Energy, Inc. (a)	8,699	115,088
Contango Oil & Gas Co. (a)(b)	268,625	668,876
Delek U.S. Holdings, Inc.	4,583	183,091
Denbury Resources, Inc. (a)(b)	26,923	26,872
Encana Corp.	89,542	351,900
Eni SpA	480,086	7,283,381
Enterprise Products Partners LP	3,051	79,418
Fuji Kosan Co. Ltd.	20,900	134,378
Great Eastern Shipping Co. Ltd.	288,552	1,216,885
Hankook Shell Oil Co. Ltd.	2,800	793,137
Kyungdong Invest Co. Ltd.	4,756	131,469
Marathon Oil Corp.	139,522	1,608,689
Marathon Petroleum Corp.	131,822	8,430,017
Murphy Oil Corp.	809,842	16,707,040
NACCO Industries, Inc. Class A	13,152	664,176
Oil & Natural Gas Corp. Ltd.	2,129,369	4,246,870
QEP Resources, Inc.	279,667	931,291
Reliance Industries Ltd.	9,000	185,368
Southwestern Energy Co. (a)(b)	1,338,958	2,744,864
Star Petroleum Refining PCL	612,400	180,512
Thai Oil PCL (For. Reg.)	32,300	73,280
Total SA sponsored ADR	120,702	6,352,546
Unit Corp. (a)	86,250	175,950
Whitecap Resources, Inc.	28,237	78,680
Whiting Petroleum Corp. (a)(b)	414,054	2,625,102
World Fuel Services Corp.	72,940	3,046,704
WPX Energy, Inc. (a)	45,010	449,200
		66,564,814

TOTAL ENERGY		76,025,382

FINANCIALS - 12.4%
Banks - 1.0%
ACNB Corp.	5,990	211,986
Associated Banc-Corp.	13,639	274,280
BancFirst Corp.	4,065	235,323
Bank Ireland Group PLC	740,606	3,528,663
Bank of America Corp.	7,692	240,529
Camden National Corp.	7,034	311,677
Cathay General Bancorp	43,280	1,539,470
Central Pacific Financial Corp.	5,628	162,762
Central Valley Community Bancorp	2,374	49,450
Codorus Valley Bancorp, Inc.	45,891	993,540
Cullen/Frost Bankers, Inc.	3,059	275,555
Dah Sing Banking Group Ltd.	106,800	138,071
Dimeco, Inc.	2,022	86,562
East West Bancorp, Inc.	3,118	133,825
First Bancorp, Puerto Rico	129,514	1,362,487
First Citizens Bancshares, Inc.	291	143,149
First Hawaiian, Inc.	27,693	756,850
FNB Corp., Pennsylvania	5,959	71,866
Hanmi Financial Corp.	33,495	644,779
Hope Bancorp, Inc.	80,704	1,151,646
KeyCorp	6,249	112,295
LCNB Corp.	3,761	67,999
Meridian Bank/Malvern, PA (a)	9,330	165,608
NIBC Holding NV (d)	16,266	132,433
OFG Bancorp	31,595	641,694
Peoples Bancorp, Inc.	2,877	94,107
PNC Financial Services Group, Inc.	1,670	244,989
Popular, Inc.	2,132	116,109
Signature Bank	863	102,110
SpareBank 1 SR-Bank ASA (primary capital certificate)	80,098	853,575
Sparebanken More (primary capital certificate)	13,762	471,396
Sparebanken Nord-Norge	151,597	1,175,369
Umpqua Holdings Corp.	3,513	55,576
United Community Bank, Inc.	5,950	179,750
Van Lanschot NV (Bearer)	65,806	1,515,574
		18,241,054
Capital Markets - 1.6%
AllianceBernstein Holding LP	45,660	1,340,578
Ares Capital Corp.	12,071	220,899
Banca Generali SpA	8,568	279,414
GAMCO Investors, Inc. Class A	8,237	129,815
Hamilton Lane, Inc. Class A	3,163	188,578
Lazard Ltd. Class A	128,963	4,814,189
State Street Corp.	310,357	20,505,287
Tullett Prebon PLC	46,277	205,551
Waddell & Reed Financial, Inc. Class A (b)	161,748	2,678,547
		30,362,858
Consumer Finance - 2.6%
Aeon Credit Service (Asia) Co. Ltd.	838,000	678,314
American Express Co.	1,565	183,543
Discover Financial Services	84,578	6,788,230
H&T Group PLC	32,423	158,967
Navient Corp.	87,938	1,210,906
Nicholas Financial, Inc. (a)	17,241	144,997
OneMain Holdings, Inc.	5,057	202,280
Santander Consumer U.S.A. Holdings, Inc.	637,662	15,992,563
Synchrony Financial	711,911	25,180,292
		50,540,092
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc.	201,869	4,360,370
Far East Horizon Ltd.	99,000	93,728
Ricoh Leasing Co. Ltd.	50,500	1,701,774
Voya Financial, Inc.	3,471	187,295
		6,343,167
Insurance - 6.0%
AEGON NV	2,780,496	12,062,731
AFLAC, Inc.	30,798	1,637,222
Allstate Corp.	2,448	260,516
Amerisafe, Inc.	2,170	137,860
ASR Nederland NV	36,678	1,342,158
Aub Group Ltd.	13,653	115,770
FBD Holdings PLC	7,750	76,582
First American Financial Corp.	8,701	537,548
Globe Life, Inc.	3,349	325,958
Hartford Financial Services Group, Inc.	3,845	219,473
Hiscox Ltd.	5,849	112,814
Hyundai Fire & Marine Insurance Co. Ltd.	8,197	176,857
Lincoln National Corp.	283,267	15,998,920
MetLife, Inc.	861,795	40,323,388
National Western Life Group, Inc.	8,412	2,293,111
NN Group NV	77,631	2,958,502
Old Republic International Corp.	4,124	92,130
Primerica, Inc.	3,921	494,752
Principal Financial Group, Inc.	4,464	238,288
Prudential Financial, Inc.	18,843	1,717,351
RenaissanceRe Holdings Ltd.	39,737	7,437,972
The Travelers Companies, Inc.	1,730	226,734
Unum Group	983,251	27,078,733
		115,865,370
Mortgage Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	766,157	6,880,090
Redwood Trust, Inc.	19,808	323,663
		7,203,753
Thrifts & Mortgage Finance - 0.5%
ASAX Co. Ltd.	24,500	142,648
Genworth MI Canada, Inc.	211,444	8,540,597
Genworth Mortgage Insurance Ltd.	406,910	1,094,144
		9,777,389

TOTAL FINANCIALS		238,333,683

HEALTH CARE - 12.7%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	1,388	146,295
Amgen, Inc.	189,320	40,372,490
Biogen, Inc. (a)	10,703	3,197,093
Celgene Corp. (a)	92,937	10,039,984
Cell Biotech Co. Ltd.	3,100	51,521
Essex Bio-Technology Ltd.	91,900	70,727
Gilead Sciences, Inc.	12,616	803,765
		54,681,875
Health Care Equipment & Supplies - 0.3%
Apex Biotechnology Corp.	59,000	53,297
Arts Optical International Holdings Ltd.	1,323,400	244,341
Boston Scientific Corp. (a)	7,802	325,343
Hoshiiryou Sanki Co. Ltd.	15,000	524,023
Integra LifeSciences Holdings Corp. (a)	3,221	187,011
Nakanishi, Inc.	33,300	555,185
Prim SA	76,507	917,279
ResMed, Inc.	2,348	347,316
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	44,000	50,514
St.Shine Optical Co. Ltd.	6,000	93,744
Techno Medica Co. Ltd.	1,800	37,401
Utah Medical Products, Inc.	16,358	1,676,204
Vieworks Co. Ltd.	300	6,204
		5,017,862
Health Care Providers & Services - 9.1%
Anthem, Inc.	122,480	32,956,918
CVS Health Corp.	139,705	9,275,015
DVx, Inc.	35,800	316,578
Humana, Inc.	579	170,342
Laboratory Corp. of America Holdings (a)	16,620	2,738,477
Medica Sur SA de CV	17,825	19,922
MEDNAX, Inc. (a)	73,881	1,622,427
Patterson Companies, Inc.	7,933	135,892
Quest Diagnostics, Inc.	4,802	486,203
Ship Healthcare Holdings, Inc.	3,600	153,438
Tokai Corp.	20,200	470,119
Triple-S Management Corp.	101,253	1,531,958
United Drug PLC (United Kingdom)	73,462	735,579
UnitedHealth Group, Inc.	451,095	113,991,691
Universal Health Services, Inc. Class B	57,487	7,902,163
WIN-Partners Co. Ltd.	133,600	1,747,274
		174,253,996
Pharmaceuticals - 0.4%
Bliss Gvs Pharma Ltd. (a)	228,398	439,312
Daewoong Co. Ltd.	21,038	256,169
Daito Pharmaceutical Co. Ltd.	9,400	283,060
Dawnrays Pharmaceutical Holdings Ltd.	2,357,200	415,211
DongKook Pharmaceutical Co. Ltd.	796	47,272
FDC Ltd. (a)	169,511	429,448
Fuji Pharma Co. Ltd.	42,600	562,328
Genomma Lab Internacional SA de CV (a)	257,621	271,998
Jazz Pharmaceuticals PLC (a)	1,466	184,174
Korea United Pharm, Inc.	14,404	238,161
Kyung Dong Pharmaceutical Co. Ltd.	57,704	387,063
Lee's Pharmaceutical Holdings Ltd.	525,500	280,747
Recordati SpA	104,899	4,407,159
Taro Pharmaceutical Industries Ltd.	4,165	336,699
Vivimed Labs Ltd. (a)	17,923	3,752
Whanin Pharmaceutical Co. Ltd.	652	9,137
		8,551,690

TOTAL HEALTH CARE		242,505,423

INDUSTRIALS - 6.7%
Aerospace & Defense - 0.0%
Ultra Electronics Holdings PLC	6,822	172,319
Vectrus, Inc. (a)	5,485	250,719
		423,038
Air Freight & Logistics - 0.0%
Air T Funding warrants 6/7/20 (a)	8,866	450
Air T, Inc.	3,226	55,842
FedEx Corp.	2,072	316,312
		372,604
Airlines - 0.1%
Air New Zealand Ltd.	73,473	133,012
American Airlines Group, Inc.	22,003	661,410
JetBlue Airways Corp. (a)	21,494	414,834
Southwest Airlines Co.	2,150	120,680
		1,329,936
Building Products - 0.2%
American Woodmark Corp. (a)	2,480	245,917
Apogee Enterprises, Inc.	5,000	187,700
Builders FirstSource, Inc. (a)	13,759	311,091
Continental Building Products, Inc. (a)	7,039	210,536
Gibraltar Industries, Inc. (a)	5,103	271,633
Jeld-Wen Holding, Inc. (a)	41,381	707,201
Kondotec, Inc.	108,400	978,657
		2,912,735
Commercial Services & Supplies - 0.4%
Acme United Corp.	587	12,128
Aeon Delight Co. Ltd.	6,100	212,435
AJIS Co. Ltd.	47,700	1,325,701
Asia File Corp. Bhd	252,700	143,883
Calian Technologies Ltd.	36,794	989,480
Civeo Corp. (a)	710,995	753,655
Knoll, Inc.	4,594	122,844
Lion Rock Group Ltd.	1,204,000	182,773
Mears Group PLC	51,827	171,192
Mitie Group PLC	853,855	1,751,969
NICE Total Cash Management Co., Ltd.	61,611	360,625
VICOM Ltd.	108,000	600,696
VSE Corp.	48,389	1,859,105
		8,486,486
Construction & Engineering - 0.9%
AECOM (a)	205,151	8,208,092
Arcadis NV	113,035	2,231,402
Argan, Inc.	600	22,710
Boustead Projs. Pte Ltd.	118,900	82,260
Boustead Singapore Ltd.	251,100	143,777
Daiichi Kensetsu Corp.	91,900	1,459,381
EMCOR Group, Inc.	7,285	638,967
Geumhwa PSC Co. Ltd.	21,639	542,690
Granite Construction, Inc.	33,000	776,820
Kyeryong Construction Industrial Co. Ltd.	27,197	504,298
Meisei Industrial Co. Ltd.	72,800	578,521
Mirait Holdings Corp.	26,800	430,328
Nippon Rietec Co. Ltd.	62,400	725,515
Severfield PLC	181,981	181,511
Shinnihon Corp.	103,700	814,585
Toshiba Plant Systems & Services Corp.	10,200	199,296
Tutor Perini Corp. (a)	12,283	190,018
United Integrated Services Co.	33,200	172,542
Valmont Industries, Inc.	1,190	163,256
		18,065,969
Electrical Equipment - 0.5%
Acuity Brands, Inc.	782	97,586
Aichi Electric Co. Ltd.	22,500	572,600
Aros Quality Group AB	47,798	943,515
AZZ, Inc.	38,394	1,489,303
Bharat Heavy Electricals Ltd.	65,030	51,743
Chiyoda Integre Co. Ltd.	21,700	486,398
Eaton Corp. PLC	2,800	243,908
Generac Holdings, Inc. (a)	3,796	366,618
Hammond Power Solutions, Inc. Class A	26,060	157,298
I-Sheng Electric Wire & Cable Co. Ltd.	738,000	1,013,909
Korea Electric Terminal Co. Ltd.	43,576	1,716,543
Regal Beloit Corp.	2,846	210,746
Sensata Technologies, Inc. PLC (a)	10,521	538,570
Servotronics, Inc.	7,506	75,886
TKH Group NV (depositary receipt)	13,220	676,172
		8,640,795
Industrial Conglomerates - 0.9%
DCC PLC (United Kingdom)	134,262	12,584,582
General Electric Co.	143,402	1,431,152
Lifco AB	30,534	1,521,688
Mytilineos SA	54,498	596,268
Reunert Ltd.	111,983	529,438
		16,663,128
Machinery - 1.5%
Aalberts Industries NV	438,198	17,623,324
Allison Transmission Holdings, Inc.	15,523	676,958
ASL Marine Holdings Ltd. (a)	2,977,500	91,554
Cummins, Inc.	2,329	401,706
Daiwa Industries Ltd.	12,200	136,862
Haitian International Holdings Ltd.	629,000	1,484,259
Hurco Companies, Inc.	6,230	216,742
Hyster-Yale Materials Handling Class A	31,643	1,604,933
Ihara Science Corp.	64,700	878,344
ITT, Inc.	4,383	260,569
Kennametal, Inc.	9,500	294,025
Kyowakogyosyo Co. Ltd.	2,600	98,438
Luxfer Holdings PLC sponsored	11,880	200,297
Maruzen Co. Ltd.	85,100	1,503,052
Mincon Group PLC	133,554	148,953
Nadex Co. Ltd.	42,600	358,711
Nitchitsu Co. Ltd.	3,000	42,832
Oshkosh Corp.	1,289	110,055
Rexnord Corp. (a)	6,907	195,399
Semperit AG Holding (a)	25,034	340,629
SIMPAC, Inc.	80,000	223,876
Takamatsu Machinery Co. Ltd.	21,400	171,206
Tocalo Co. Ltd.	164,700	1,623,724
Trinity Industrial Corp.	52,900	375,289
		29,061,737
Marine - 0.0%
SITC International Holdings Co. Ltd.	298,000	328,127
Tokyo Kisen Co. Ltd.	44,100	292,851
		620,978
Professional Services - 0.2%
Asiakastieto Group Oyj (d)	5,116	166,041
McMillan Shakespeare Ltd.	112,305	1,242,315
Nielsen Holdings PLC	61,553	1,240,908
Persol Holdings Co., Ltd.	7,600	145,981
Robert Half International, Inc.	2,479	141,972
SHL-JAPAN Ltd.	6,700	125,421
Sporton International, Inc.	6,000	37,380
Synergie SA	8,450	239,848
		3,339,866
Road & Rail - 0.8%
Alps Logistics Co. Ltd.	152,200	1,052,814
Chilled & Frozen Logistics Holdings Co. Ltd.	63,400	831,594
Daqin Railway Co. Ltd. (A Shares)	1,942,807	2,104,419
Hamakyorex Co. Ltd.	83,900	2,862,721
Higashi Twenty One Co. Ltd.	13,500	60,837
Knight-Swift Transportation Holdings, Inc. Class A	13,021	474,746
Norfolk Southern Corp.	4,748	864,136
Ryder System, Inc.	3,751	182,411
Sakai Moving Service Co. Ltd.	71,200	4,250,927
Trancom Co. Ltd.	45,600	3,009,386
		15,693,991
Trading Companies & Distributors - 1.1%
AddTech AB (B Shares)	69,900	1,943,738
AerCap Holdings NV (a)	15,323	886,895
Alconix Corp.	122,354	1,546,056
Chori Co. Ltd.	22,800	399,366
GMS, Inc. (a)	5,994	179,580
Goodfellow, Inc.	40,941	155,421
HD Supply Holdings, Inc. (a)	35,257	1,394,062
HERIGE	4,063	131,866
Houston Wire & Cable Co. (a)	5,893	25,045
Itochu Corp.	265,600	5,553,134
KS Energy Services Ltd. (a)	719,300	2,633
Lumax International Corp. Ltd.	29,000	76,261
Meiwa Corp.	91,200	487,820
Mitani Shoji Co. Ltd.	48,200	2,421,577
MRC Global, Inc. (a)	54,097	614,542
Otec Corp.	6,500	143,399
Parker Corp.	118,700	533,067
Richelieu Hardware Ltd.	52,006	1,067,681
Senshu Electric Co. Ltd.	47,700	1,250,181
Strongco Corp. (a)	45,145	56,898
Tanaka Co. Ltd.	1,700	10,671
TECHNO ASSOCIE Co. Ltd.	17,000	151,024
Totech Corp.	59,400	1,292,816
		20,323,733
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	646,000	379,406
Isewan Terminal Service Co. Ltd.	85,300	646,431
Meiko Transportation Co. Ltd.	54,500	602,675
Qingdao Port International Co. Ltd. (H Shares) (d)	760,000	435,846
Winas Ltd.	1,272,700	27,945
		2,092,303

TOTAL INDUSTRIALS		128,027,299

INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	2,258	325,333
Electronic Equipment & Components - 4.7%
A&D Co. Ltd.	39,600	306,020
Amphenol Corp. Class A	4,658	467,337
AVX Corp.	9,989	153,031
CDW Corp.	8,934	1,142,748
CTS Corp.	6,921	184,652
Daido Signal Co. Ltd.	4,200	19,752
Dynapack International Technology Corp.	189,000	374,307
Elec & Eltek International Co. Ltd.	65,500	98,290
Elematec Corp.	155,700	1,497,741
ePlus, Inc. (a)	6,167	481,828
Excel Co. Ltd.	37,300	431,459
Fabrinet (a)	3,967	223,064
Hi-P International Ltd.	786,400	828,361
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,773,000	28,470,844
IDIS Holdings Co. Ltd.	48,087	534,168
Image Sensing Systems, Inc. (a)	3,413	17,509
Insight Enterprises, Inc. (a)	22,104	1,356,744
Jabil, Inc.	7,083	260,796
Keysight Technologies, Inc. (a)	41,211	4,158,602
Kingboard Chemical Holdings Ltd.	4,745,000	12,644,970
Kingboard Laminates Holdings Ltd.	246,000	225,209
Muramoto Electronic Thailand PCL (For. Reg.)	81,100	428,968
Nippo Ltd. (a)	46,000	221,580
PAX Global Technology Ltd.	269,000	117,543
Pinnacle Technology Holdings Ltd.	457,718	437,711
Redington India Ltd.	326,661	545,776
ScanSource, Inc. (a)	94,439	3,050,380
Shibaura Electronics Co. Ltd.	33,300	988,378
Sigmatron International, Inc. (a)	10,813	44,658
Simplo Technology Co. Ltd.	372,000	3,427,503
SYNNEX Corp.	180,325	21,231,466
Tomen Devices Corp.	35,500	868,808
Tripod Technology Corp.	84,000	325,005
TTM Technologies, Inc. (a)	36,438	426,689
UKC Holdings Corp.	65,400	1,111,361
VST Holdings Ltd.	6,301,600	3,211,353
Wayside Technology Group, Inc.	20,641	297,230
Wireless Telecom Group, Inc. (a)	14,201	20,591
		90,632,432
IT Services - 4.0%
ALTEN	36,860	4,047,275
Amdocs Ltd.	366,459	23,893,127
Argo Graphics, Inc.	52,000	1,437,259
CACI International, Inc. Class A (a)	4,000	895,000
Computer Services, Inc.	33,974	1,528,830
CSE Global Ltd.	2,166,100	835,908
Data#3 Ltd.	174,815	414,433
Dimerco Data System Corp.	30,000	39,593
E-Credible Co. Ltd.	7,775	125,233
eClerx Services Ltd.	96,731	614,894
EOH Holdings Ltd. (a)	421,207	433,179
Estore Corp.	9,600	81,217
ExlService Holdings, Inc. (a)	5,183	360,892
Fiserv, Inc. (a)	5,005	531,231
Gabia, Inc.	58,606	366,572
Global Payments, Inc.	5,396	912,895
Indra Sistemas SA (a)	823,400	7,952,807
Know IT AB	91,730	1,805,017
Leidos Holdings, Inc.	19,588	1,689,073
Maximus, Inc.	10,737	823,957
Net 1 UEPS Technologies, Inc. (a)	27,037	79,218
NIC, Inc.	13,821	325,070
Nice Information & Telecom, Inc.	4,280	114,105
Science Applications International Corp.	12,770	1,055,057
Societe Pour L'Informatique Industrielle SA	88,221	2,341,751
Softcreate Co. Ltd.	39,800	694,733
The Western Union Co.	906,170	22,708,620
TravelSky Technology Ltd. (H Shares)	69,300	157,966
WNS Holdings Ltd. sponsored ADR (a)	4,520	279,517
		76,544,429
Semiconductors & Semiconductor Equipment - 0.6%
Axell Corp. (a)	10,500	61,564
Boe Varitronix Ltd.	332,000	92,848
Brooks Automation, Inc.	10,931	464,240
Cabot Microelectronics Corp.	4,051	612,187
Entegris, Inc.	16,981	815,088
Leeno Industrial, Inc.	34,562	1,571,148
Melexis NV (b)	56,780	3,976,919
Miraial Co. Ltd.	8,800	119,782
MKS Instruments, Inc.	3,122	337,863
ON Semiconductor Corp. (a)	20,119	410,428
Onto Innovation, Inc. (a)	10,237	329,631
Phison Electronics Corp.	6,000	54,594
Powertech Technology, Inc.	591,000	1,860,319
Renesas Electronics Corp. (a)	35,600	241,001
Semtech Corp. (a)	3,836	193,565
Trio-Tech International (a)	12,321	45,464
United Microelectronics Corp.	240,000	110,317
		11,296,958
Software - 2.4%
AdaptIT Holdings Ltd. (a)	165,674	54,163
Altair Engineering, Inc. Class A (a)	14,654	540,293
ANSYS, Inc. (a)	167,802	36,941,610
Aspen Technology, Inc. (a)	2,365	272,235
Ebix, Inc. (b)	70,635	3,011,170
ICT Automatisering NV	32,305	425,151
InfoVine Co. Ltd.	2,756	49,572
KSK Co., Ltd.	28,000	471,557
LivePerson, Inc. (a)	13,033	535,005
NetGem SA	51,088	53,560
Nucleus Software Exports Ltd. (a)	35,047	149,724
Pegasystems, Inc.	5,167	388,610
Pro-Ship, Inc.	29,800	355,057
RealPage, Inc. (a)	8,004	484,642
Vitec Software Group AB	31,512	450,372
Zensar Technologies Ltd.	210,635	528,622
		44,711,343
Technology Hardware, Storage & Peripherals - 4.3%
Compal Electronics, Inc.	3,985,000	2,378,090
HP, Inc.	406,156	7,054,930
Seagate Technology LLC	1,192,234	69,185,339
Super Micro Computer, Inc. (a)	76,192	1,575,651
TPV Technology Ltd.	4,586,000	2,243,385
		82,437,395

TOTAL INFORMATION TECHNOLOGY		305,947,890

MATERIALS - 3.5%
Chemicals - 2.2%
Axalta Coating Systems Ltd. (a)	28,902	852,320
C. Uyemura & Co. Ltd.	25,200	1,559,844
Chase Corp.	37,027	4,337,713
Core Molding Technologies, Inc. (a)	45,789	261,455
Deepak Fertilisers and Petrochemicals Corp. Ltd.	69,617	104,169
DowDuPont, Inc.	3,455	227,719
EcoGreen International Group Ltd.	3,302,000	597,756
FMC Corp.	78,595	7,191,443
Fujikura Kasei Co., Ltd.	144,200	750,774
Fuso Chemical Co. Ltd.	38,100	983,358
Gujarat Narmada Valley Fertilizers Co.	288,542	879,728
Gujarat State Fertilizers & Chemicals Ltd.	1,713,087	1,935,202
Honshu Chemical Industry Co. Ltd.	50,200	573,309
Huntsman Corp.	11,911	263,590
Innospec, Inc.	40,416	3,692,406
JSR Corp.	16,500	309,767
KPC Holdings Corp.	3,573	167,004
Livent Corp.	73,511	504,285
Miwon Chemicals Co. Ltd.	3,108	112,338
Miwon Commercial Co. Ltd.	5,067	248,092
Muto Seiko Co. Ltd.	13,900	81,432
Nihon Parkerizing Co. Ltd.	18,800	220,430
Nippon Soda Co. Ltd.	20,900	556,682
SK Kaken Co. Ltd.	3,800	1,622,708
Soken Chemical & Engineer Co. Ltd.	35,500	404,089
T&K Toka Co. Ltd.	88,900	851,965
Thai Carbon Black PCL (For. Reg.) (a)	756,100	1,047,671
Thai Rayon PCL:
(For. Reg.)	144,800	146,347
NVDR	91,900	92,882
The Chemours Co. LLC	15,682	257,342
The Mosaic Co.	207,860	4,132,257
Westlake Chemical Corp.	2,988	188,812
Yara International ASA	207,263	8,066,357
Yip's Chemical Holdings Ltd.	1,696,000	503,512
		43,724,758
Construction Materials - 0.2%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	38,030	181,906
Mitani Sekisan Co. Ltd.	98,200	3,257,578
RHI Magnesita NV	2,716	122,681
		3,562,165
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	315,000	80,634
Chuoh Pack Industry Co. Ltd.	22,400	249,976
Kohsoku Corp.	92,700	1,107,487
Mayr-Melnhof Karton AG	1,374	168,873
Packaging Corp. of America	395	43,237
Samhwa Crown & Closure Co. Ltd.	2,820	111,447
Silgan Holdings, Inc.	16,108	495,643
The Pack Corp.	102,900	3,625,960
		5,883,257
Metals & Mining - 0.7%
Chubu Steel Plate Co. Ltd.	27,300	163,906
Cleveland-Cliffs, Inc. (b)	842,987	6,094,796
Compania de Minas Buenaventura SA sponsored ADR	148,680	2,280,751
Granges AB	16,234	157,705
Hill & Smith Holdings PLC	53,070	900,549
Orvana Minerals Corp. (a)	37,823	5,313
Perenti Global Ltd.	611,709	963,626
Steel Dynamics, Inc.	3,476	105,531
Tohoku Steel Co. Ltd.	33,300	440,531
Tokyo Tekko Co. Ltd.	40,600	593,918
Warrior Metropolitan Coal, Inc.	72,072	1,403,963
Webco Industries, Inc. (a)	435	53,505
		13,164,094
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	12,100	353,683
Schweitzer-Mauduit International, Inc.	5,474	221,642
Stella-Jones, Inc.	33,416	926,545
Western Forest Products, Inc.	120,678	119,111
		1,620,981

TOTAL MATERIALS		67,955,255

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Colony Capital, Inc.	120,430	674,408
Corrections Corp. of America	88,268	1,346,970
CubeSmart	4,198	133,077
National Health Investors, Inc.	1,500	128,685
NSI NV	468	21,374
Public Storage	494	110,093
Store Capital Corp.	8,110	328,455
Ventas, Inc.	3,115	202,787
VEREIT, Inc.	17,341	170,635
		3,116,484
Real Estate Management & Development - 0.1%
Anabuki Kosan, Inc.	2,100	55,298
Century21 Real Estate Japan Ltd.	6,800	76,087
IMMOFINANZ Immobilien Anlagen AG	6,340	182,078
Jones Lang LaSalle, Inc.	1,432	209,817
LSL Property Services PLC	91,718	284,543
Relo Group, Inc.	36,400	890,833
Selvaag Bolig ASA	58,576	322,940
Servcorp Ltd.	52,230	158,146
Sino Land Ltd.	112,206	167,733
Tejon Ranch Co. (a)	28,433	457,203
Wing Tai Holdings Ltd.	106,730	159,174
		2,963,852

TOTAL REAL ESTATE		6,080,336

UTILITIES - 1.4%
Electric Utilities - 1.2%
Exelon Corp.	16,613	755,725
PG&E Corp. (a)	11,899	73,417
PPL Corp.	660,458	22,118,738
		22,947,880
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	3,130	97,086
China Resource Gas Group Ltd.	38,000	229,114
Hokuriku Gas Co.	10,200	279,404
K&O Energy Group, Inc.	21,800	328,201
Keiyo Gas Co. Ltd.	7,400	202,831
Star Gas Partners LP	13,438	124,839
		1,261,475
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	1,250,800	1,322,518
Mega First Corp. Bhd warrants 4/8/20 (a)	124,502	64,102
Vistra Energy Corp.	6,842	184,939
		1,571,559
Multi-Utilities - 0.0%
CMS Energy Corp.	16,492	1,054,169
Water Utilities - 0.0%
Manila Water Co., Inc.	370,300	144,099

TOTAL UTILITIES		26,979,182

TOTAL COMMON STOCKS
(Cost $1,696,482,524)		1,747,761,099

Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	277	40,711
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	1,702	4,195
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	10,687	235,648

TOTAL INDUSTRIALS		239,843

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	94,723	1,449,443
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,667,627)		1,729,997
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22 (e)	388,666	29,150
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27 (d)	265,181	206,841
TOTAL NONCONVERTIBLE BONDS
(Cost $332,935)		235,991
	Shares	Value

Money Market Funds - 9.5%
Fidelity Cash Central Fund 1.83%(f)	158,342,293	158,373,961
Fidelity Securities Lending Cash Central Fund 1.84% (f)(g)	24,933,107	24,935,601
TOTAL MONEY MARKET FUNDS
(Cost $183,309,125)		183,309,562
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,881,792,211)		1,933,036,649
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(15,919,987)
NET ASSETS - 100%		$1,917,116,662

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,266,937 or 0.1% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$873,041
Fidelity Securities Lending Cash Central Fund	84,363
Total	$957,404

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.